Equity (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Equity [Abstract]
Schedule of Shares authorized and issued
Shares issued and fully paid:	No. of Shares
Balance as at April 1, 2012 (consequent to share split as explained above)	19,660,000
Shares issued during the year ended March 31, 2013 (IPO shares)	9,000,000
Shares issued** during the year ended March 31, 2013 (Note 19.2)	11,000
Total shares issued and fully paid as at March 31, 2013	28,671,000
Shares issued** during the year ended March 31, 2014 (Note 19.2)	3,997
Total shares issued and fully paid as at March 31, 2014	28,674,997
Shares issued** during the year ended March 31, 2015 (Note 19.2)	105,167
Total shares issued and fully paid as at March 31, 2015	28,780,164
Shares issued** during the year ended March 31, 2016 (Note 19.2)	179,334
Total shares issued and fully paid as at March 31, 2016	28,959,498
Shares issued** during the year ended March 31, 2017 (Note 19.2)	2,233,264
Shares issued to Mr. Karan A. Chanana as consideration towards repayment of loan	416,667
Total shares issued and fully paid as at March 31, 2017	31,609,429
Shares issued** during the year ended March 31, 2018 (Note 19.2)	3,744,198
Shares issued under S-8 during the nine months ended March 31, 2018	2,659,847
Total shares issued and fully paid as at March 31, 2018 (A)	38,013,474
Shares issuable pursuant to share exchange agreement* (B)	7,005,434
Total (C) = (A) + (B)	45,018,908

*Represents ordinary shares issuable to NCI shareholders in APFPL pursuant to share exchange agreement.

**Represents shares issued under share-based compensation plan (2012 & 2017 Omnibus Plan) and also otherwise.